Accounting Items that Identify the Compliance with Minimum Cash Requirements	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Accounting Items that Identify the Compliance with Minimum Cash Requirements
47.	ACCOUNTING ITEMS THAT IDENTIFY THE COMPLIANCE WITH MINIMUM CASH REQUIREMENTS
The items recognized by the Bank to constitute the minimum cash requirement effective for December 2025 are listed below, indicating the amounts as of month-end
of the related items:

Items	12/31/2025
Cash and deposits in banks
Amounts in BCRA accounts	3,045,224,283
Other debt securities
Government securities computable for the minimum cash requirements	1,815,038,763
Financial assets delivered as guarantee
Special guarantee accounts with the BCRA	186,551,425

Total	5,046,814,471